Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Summary of Changes in Non-Cash Working Capital

The changes in non-cash working capital items are as follows:

	March 31,	March 31,
	2019	2018
		(Restated - see note 3)
Amounts receivable	$(67,688)	$(15,738)
Prepaid expenses and other current assets	(87,476)	(15,770)
Biological assets and inventory	(176,870)	(29,667)
Accounts payable and accrued liabilities	69,540	27,130
Other long-term assets	1,396	-
Other liabilities	(1,070)	352
Total	$(262,168)	$(33,693)